Other Operating Income and Expenses (Details) - Schedule of other operating expenses - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Operating Expenses [Abstract]
Credit card expenses		$ 779	$ 272	$ 546
Customer services		2,583	2,305	1,559
Operating risk charge-offs and provision		11,089	11,287	10,926
Recovery of operating expenses		(362)	(2,389)	(43)
Life insurance and general product insurance policies	[1]	47,214	45,949	32,987
Commercial representation expenses		2,373	8,720	3,501
Expenses associated leasing operations	[2]	3,842	3,772	3,628
Expenses associated factoring operations		784	414	536
Commercial alliance expenses		682	878
Lawsuits provision		1,210	493	330
Donations			119	2,360
Retail association payment		243	274	326
Non-recurrent expenses				6,622
Bond issuance expenses		1,202	217
Other		34,667	29,119	10,012
Total		$ 106,306	$ 101,430	$ 73,290

[1]	New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.
[2]	Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).